Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expenses [Line Items]
Total	$ 68,970	$ 1,859	$ 1,767
New York Office [Member]
Prepaid Expenses [Line Items]
Prepaid rent		1,859
Muscat, Oman office [Member]
Prepaid Expenses [Line Items]
Prepaid rent	8,970
Investor Relations [Member]
Prepaid Expenses [Line Items]
Common Stock issued	22,500
Independent Director [Member]
Prepaid Expenses [Line Items]
Common Stock issued	$ 37,500